Note 14 - Share Capital	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
14.	Share capital:

a)	Authorized:

The Bank is authorized to issue an unlimited number of voting common shares with no par value.

The Bank is authorized to issue an unlimited number of Series 1 preferred shares with a par value of $10.00.

b)	Issued and outstanding:

(thousands of Canadian dollars)
	2025		2024
	Shares	Amount	Shares	Amount

Common shares:

Balance, beginning of the year	26,002,577	$215,610	25,964,424	$214,824
Issued during the year	6,509,434	114,772	-	-
Options exercised during the year	6,775	108	38,153	786
Purchased and cancelled during the year	(573,251)	(6,137)
Share issue cost adjustment	-	1,557	-	-

Outstanding, end of year	31,945,535	$325,910	26,002,577	$215,610

Series 1 preferred shares:
Balance, beginning of the year	-	$-	1,461,460	$13,647
Redemption of preferred shares	-	-	(1,461,460)	(13,647)

Outstanding, end of year	-	$-	-	$-

Total share capital		$325,910		$215,610

Common shares

On December 18, 2024, the Bank completed a treasury offering of 5,660,378 common shares at a price of USD $13.25 per share, the equivalent of CAD $18.95 per share, for gross proceeds of USD $75.0 million. On December 24, 2024, the underwriters of the aforementioned offering exercised their full over-allotment option to purchase an additional 849,056 shares (15% of the 5,660,378 common shares issued via the base offering referenced above) at a price of USD $13.25 per share, or CAD $19.07 per share, for additional gross proceeds of USD $11.2 million.  Total net cash proceeds from the common share offering were CAD $116.0 million.  The Bank’s share capital increased by CAD $116.3 million corresponding to the Common Share Offering and less tax effected issue costs in the amount of CAD $6.2 million.

On April 28, 2025, the Bank received approval from the Toronto Stock Exchange ("TSX") to proceed with a Normal Course Issuer Bid ("NCIB") for its common shares. Pursuant to the NCIB, VersaBank may purchase for cancellation up to 2,000,000 of its common shares representing approximately 8.99% of its public float. As of April 21, 2025, the public float comprised 22,237,283 common shares and there were 32,518,786 issued and outstanding Common Shares in total. The average daily trading volume ("ADTV") of VersaBank's Common Shares on the TSX for the six months of October 1, 2024 – March 31, 2025 (the "Preceding Six Month Period") was 37,761 shares. Daily purchases under the NCIB will be limited to 25% of the ADTV, which is 9,440 common shares, other than block purchase exceptions. During the Preceding Six-Month Period, 20,321,293 VersaBank common shares were traded on all exchanges. Of that total, 4,720,219 shares were traded on the TSX, and the remaining 15,601,074 shares were traded on other exchanges including the Nasdaq.

The ability to make purchases commenced on April 30, 2025, and will terminate on April 29, 2026, or such an earlier date as VersaBank may complete its purchases pursuant to the NCIB. The purchases will be made by VersaBank through the facilities of the TSX and the Nasdaq and in accordance with the rules of the TSX or the Nasdaq, as applicable, and the prices that VersaBank will pay for any Common Shares will be the market price of such shares at the time of acquisition. VersaBank will make no purchases of Common Shares other than open market purchases. All shares purchased under the NCIB will be cancelled.

For the year ended October 31, 2025, the Bank purchased and cancelled 573,251 Common Shares for $9.2 million, reducing the Bank’s Common Share value by $6.1 million, contributed surplus $0.1 million and retained earnings by $3.0 million. In the same period, the Bank issued 6,775 Common Shares for proceeds of $108,000 related to stock options there were exercised in the period.

For the year ended October 31, 2024, the Bank issued 38,153 Common Shares for $607,000 related to stock options that were exercised in the period.

For the year ended October 31, 2025, the Bank declared and paid dividends of $3.2 million or $0.10 per common share (2024 - $2.6 million or $0.10 per common share).

Series 1 Preferred shares

On October 31, 2024, the Bank redeemed all of its 1,461,460 outstanding Non-Cumulative Series 1 preferred shares (NVCC) using cash on hand. The amount paid on redemption for each share was $10.00, and in aggregate $14.6 million. Transaction costs, incurred at issuance in the amount of $965,000, were applied against retained earnings.